Marketable Securities	9 Months Ended
Sep. 30, 2020
Investments, Debt and Equity Securities [Abstract]
Marketable Securities

6. Marketable Securities

The Company’s investment policy defines allowable investments and establishes guidelines relating to credit quality, diversification, and maturities of its investments to preserve principal and maintain liquidity. In accordance with the Company’s investment policy, it has invested funds in marketable securities as of September 30, 2020. The Company had no marketable securities at December 31, 2019.

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value of available-for-sale investments by types and classes of security at September 30, 2020 consisted of the following (in thousands):

	September 30, 2020
	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. treasury securities	$124,608	$—	$(29)	$124,579

Total	$124,608	$—	$(29)	$124,579

The Company reviews its investments to identify and evaluate investments that have an indication of possible other-than-temporary impairment. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been less than the cost basis, the financial condition and near-term prospects of the investee, and the Company’s intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery in market value. At September 30, 2020, there were 13 securities in unrealized loss positions. These securities have not been in a continuous loss position for more than 12 months. Further, the Company does not intend to sell these investments and it is not more likely than not that the Company will be required to sell these investments before recovery of their amortized cost basis which may be at maturity. As such, the Company has classified these losses as temporary in nature.

None of the Company’s available-for-sale marketable securities had maturities of greater than 12 months at September 30, 2020.